Basis of Presentation of the Consolidated Financial Statements - Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Of Compliance And Basis Of Presentation [Line Items]
Total	50.00%
Sacme S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Indirect	50.00%	50.00%
Total	50.00%	50.00%